Financial instruments and risk management - Fair Value (Details) $ in Thousands	Oct. 31, 2025 CAD ($)
Disclosure of nature and extent of risks arising from financial instruments [abstract]
Potential percent change in expected volatility	1.00%
Impact on warrant liability for potential change in expected volatility	$ 97